Vessels - Sale and Leaseback (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Property Plant And Equipment [Line Items]
Operating Lease Right Of Use Asset	$ 21,428	$ 0		$ 29,382
Obligation under operating lease	$ 21,428			$ 29,382
Incremental borrowing rate	5.45%
Weighted average remaining lease term	2 years 11 months 23 days
Current portion of obligations under operating lease	$ 7,534	0
Non-current portion of operating lease	13,894	0
Sublease Income	15,408	11,599
Long-term lease receivable	$ 13,000	$ 13,000
Eurochampion 2004 and Euronike
Property Plant And Equipment [Line Items]
Sale and leaseback terms			5 years
Sale and leaseback other information			3 one-year option periods
Eurochampion 2004
Property Plant And Equipment [Line Items]
Net sale price			$ 32,600
Long-term lease receivable			13,000
Euronike
Property Plant And Equipment [Line Items]
Net sale price			32,600
Long-term lease receivable			$ 13,000